Property, plant and equipment - Additional information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment
Depreciation expenses on property, plant and equipment, including impairment	₺ 24,470,202	₺ 26,472,779
Impairment expenses/(reversals)	₺ 19,883	₺ 21,746